Financial Instruments - Disclosure of changes in assets, level 3 fair value - investments held at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of period before allocation of associate loss to long-term interest	$ 944,832
Cash investment in associate	19,961	$ 0	$ 0
Balance at end of period before allocation of associate loss to long-term interest	575,738	944,832
Investments held at fair value
Disclosure of financial assets [line items]
Balance at beginning of period before allocation of associate loss to long-term interest	493,888
Balance at end of period before allocation of associate loss to long-term interest	251,892	493,888
Level 3 of fair value hierarchy
Disclosure of financial assets [line items]
Balance at beginning of period before allocation of associate loss to long-term interest	254,653
Balance at end of period before allocation of associate loss to long-term interest	29,094	254,653
Level 3 of fair value hierarchy | Investments held at fair value
Disclosure of financial assets [line items]
Balance at beginning of period before allocation of associate loss to long-term interest	239,533	206,892	154,445
Gain/(Loss) on changes in fair value	(31,253)	65,505	41,297
Reclassification of Akili to level 1 investment	(128,764)
Balance at end of period before allocation of associate loss to long-term interest	12,593	239,533	206,892
Balance at end of period after allocation of associate loss to long-term interest	12,593
Level 3 of fair value hierarchy | Investments held at fair value | Gelesis
Disclosure of financial assets [line items]
Cash investment in associate			10,000
Gelesis Earn out shares received in SPAC exchange	14,214
Exchange of Gelesis preferred shares to Gelesis common shares	(92,303)
Level 3 of fair value hierarchy | Investments held at fair value | Vor
Disclosure of financial assets [line items]
Cash investment in associate		500	$ 1,150
Reclassification of Vor from level 3 to level 1		$ (33,365)
Level 3 of fair value hierarchy | Investments held at fair value | Sonde
Disclosure of financial assets [line items]
Deconsolidation	$ 11,168